Goodwill and Identifiable Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Summary of changes in goodwill
The following table summarizes the change in goodwill for the quarter ended December 31, 2022:

(in thousands)
September 30, 2022	$7,535
Measurement period adjustments	238
Foreign currency translation	43

December 31, 2022	$7,816

MARIADB CORPORATION AB [Member]
Indefinite-Lived Intangible Assets [Line Items]
Summary of changes in goodwill
The following table summarizes the change in goodwill for the year ended September 30, 2022:

(in thousands)
September 30, 2021	$4,649
Goodwill acquired	3,083
Foreign currency translation	(197)

September 30, 2022	$7,535

Summary of Intangible assets, net
Intangible assets, net consisted of the following:

	As of September 30, 2022
	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in thousands)
Customer relationships	$711	$(240)	$471
Developed technology	780	(289)	491
Website	251	(205)	46
Other intangible assets	150	(38)	112

Total intangible assets	$1,892	$(772)	$1,120

	As of September 30, 2021
	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in thousands)
Customer relationships	$590	$(179)	$411
Developed technology	340	(207)	133
Website	251	(153)	98
Other intangible assets	97	(33)	64

Total intangible assets	$1,278	$(572)	$706

Summary of Amortization expense in the accompanying consolidated statements of operations and comprehensive loss
Amortization expense in the accompanying consolidated statements of operations and comprehensive loss consisted of the following:

	Year Ended September 30,
	2022	2021
	(in thousands)
Research and development expenses	$43	$—
Sales and marketing expenses	52	59
General and administrative expenses	129	140

Total amortization expense	$224	$199

Summary of amortization expense related to the intangible assets
As of September 30, 2022, future amortization expense related to the intangible assets is as follows:

Future Intangible Asset Amortization Expenses
(in thousands)
2023	$310
2024	212
2025	192
2026	162
2027	146
Thereafter	98

Total future amortization expense	$1,120